Organization and principal activities - Initial public offering ("IPO") and followed offering (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2018 USD ($) $ / shares shares	Nov. 30, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Jul. 31, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares
Ordinary Shares
Proceeds from initial public offering and followed offering, net of issuance cost						$ 46,026	¥ 316,451
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)						(164,664,569)	(164,664,569)
Stock conversion basis	1	1			1
Class A Ordinary Shares
Ordinary Shares
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares)					19,676,695
Class B Ordinary Shares
Ordinary Shares
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares)					51,782,495
Stock conversion basis	1	1
Pre-IPO Preferred Shares
Ordinary Shares
Stock conversion basis	1	1
Series Seed-A-1 Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					2,500,000	(2,500,000)	(2,500,000)
Series Seed-A-2 Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					17,678,568	(17,678,568)	(17,678,568)
Series Seed-B Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					37,257,705	(37,257,705)	(37,257,705)
Series Seed-C Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					42,747,918	(42,747,918)	(42,747,918)
Series A-1 Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					25,650,679	(25,650,679)	(25,650,679)
Series A-2 Preferred Shares
Ordinary Shares
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)					38,829,699	(38,829,699)	(38,829,699)
IPO
Ordinary Shares
Proceeds from initial public offering and followed offering, net of issuance cost	$ 5,300	¥ 36,400	$ 40,700	¥ 280,100
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares)	3,381,490	3,381,490	26,075,000	26,075,000
IPO | ADSs
Ordinary Shares
Number of new shares issued (in shares)	483,070	483,070	3,725,000	3,725,000
Price per share | $ / shares	$ 11.88		$ 11.88